Intangible Assets and Liabilities Intangible Assets and Liabilities Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019	Nov. 16, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible liabilities	$ (10,063)	$ (11,687)	$ (10,061)
Business acquisition, derecognized of contract value					$ 30,400
Corporate intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2,478	2,735	10,618
Impairment of Intangible Assets, Finite-lived	7,800
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	36,000	42,902	37,101
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 6,890	$ 7,502	$ 6,112
REIT III
Acquired Finite-Lived Intangible Assets [Line Items]
Business acquisition, derecognized of contract value				$ 1,100